PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT [abstract]
Schedule of property, plant and equipment

	Oil and gas properties	Vehicles and office equipment and others	Total

Cost:

At January 1, 2018 (restated)	895,141	5,062	900,203
Additions	58,232	120	58,352
Acquisitions	264	-	264
Disposals and write-offs	(2,751)	(41)	(2,792)
Exchange differences	21,719	128	21,847

At December 31, 2018 (restated)	972,605	5,269	977,874

At January 1, 2019 (restated)	972,605	5,269	977,874
Additions	78,523	710	79,233
Acquisitions	5,619	-	5,619
Disposals and write-offs	(9,270)	(313)	(9,583)
Exchange differences	8,463	36	8,499

At December 31, 2019	1,055,940	5,702	1,061,642

Accumulated depreciation, depletion and amortization and impairment:

At January 1, 2018 (restated)	(496,763)	(1,924)	(498,687)
Depreciation charge for the year	(50,401)	(409)	(50,810)
Impairment	(5,861)	-	(5,861)
Disposals and write-offs	1,497	38	1,535
Exchange differences	(10,616)	(52)	(10,668)

At December 31, 2018(restated)	(562,144)	(2,347)	(564,491)

At January 1, 2019(restated)	(562,144)	(2,347)	(564,491)
Depreciation charge for the year	(54,451)	(411)	(54,862)
Impairment	(2,072)	-	(2,072)
Disposals and write-offs	4,312	278	4,590
Exchange differences	(4,233)	(20)	(4,253)

At December 31, 2019	(618,588)	(2,500)	(621,088)

Net book value:
At December 31, 2018 (restated)	410,461	2,922	413,383

At December 31, 2019	437,352	3,202	440,554